Consolidated Statement of Cash Flow - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss for the year	$ (20,192,250)	$ (20,762,989)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation of property and equipment (note 7)	472,685	546,001
Amortization of intangible assets (note 8)	1,134,741	1,128,437
Depreciation of right-of-use assets (note 9)	406,397
Share-based compensation (note 15)	1,676,844	1,086,199
Interest and accretion expense (note 17)	1,369,928	1,028,843
Change in deferred rent		7,108
Deferred revenue	792,945	450,286
Change in fair value of derivative financial instrument (note 11)	156,566	(96,619)
Change in fair value of contingent consideration (note 12)	(968,883)	(325,253)
Changes in non-cash working capital balances
Investment tax credits receivable	240,000	(240,000)
Trade and other receivables	(1,372,024)	1,565,546
Prepaid expenses and deposits	(1,110,749)	141,157
Inventory	(1,132,835)	(2,200,466)
Accounts payable and accrued liabilities	(24,162)	(1,167,336)
Provisions	(1,198,056)	319,875
Income taxes payable	(281,590)	224,574
Net cash flow used in operating activities	(20,030,443)	(18,294,637)
Investing activities
Purchase of intangible assets	(250,000)
Total cash used in investing activities	(250,000)
Financing activities
Issuance of common shares	11,500,001	34,500,000
Transaction costs paid	(1,023,724)	(2,472,498)
Proceeds from bank loan		12,500,000
Bank loan costs paid		(735,698)
Payment of other liabilities	(16,205)	(5,851,489)
Payment of long-term debt and interest	(1,331,771)	(166,975)
Proceeds from share options exercised	5,399	105,257
Payment of lease liabilities	(318,245)
Total cash from financing activities	8,815,455	37,878,597
Net change in cash during the year	(11,464,988)	19,583,960
Cash - Beginning of year	30,687,183	11,103,223
Cash - End of year	$ 19,222,195	$ 30,687,183